SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation	$ 1,394	$ 1,752
Research and development expense	5,724	7,736
Research and Development Expense [Member]
Payroll and related expenses	2,455	3,558
Share-based compensation	407	387
Professional services	1,842	2,097
Materials	520	559
Patents	157	341
Rent	213	224
Office and maintenance expenses	55	100
Depreciation	106	102
Other	248	368
Less - grants	(279)
Research and development expense	$ 5,724	$ 7,736